ADVANCED SERIES TRUST

AST Advanced Strategies Portfolio

Supplement dated September 26, 2023 to the

Currently Effective Statement of Additional Information

This supplement should be read in conjunction with the currently effective statement of additional information (the SAI) for the Advanced Series Trust (the Trust) relating to the AST Advanced Strategies Portfolio (the Portfolio), and should be retained for future reference. The Portfolio discussed in this supplement may not be available under your variable contract. For more information about the portfolio available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have the meanings given to them in the SAI.

New Subadvisory Arrangements, Investment Strategies and Secondary Benchmark Changes

The Board of Trustees of the Trust recently approved: (i) revising the investment strategies of the Portfolio; (ii) revising the Portfolio's secondary benchmark to reflect the repositioning of the Portfolio; and (iii) replacing Massachusetts Financial Services Company, Pacific Investment Management Company, LLC (PIMCO), T. Rowe Price Associates, Inc. and William Blair Investment Management, LLC (William Blair) with Jennison Associates LLC (Jennison), PGIM Real Estate, a business unit of PGIM, Inc. (PGIM Real Estate), and J.P. Morgan Investment Management Inc., (J.P. Morgan) as subadvisers to the Portfolio. PGIM Quantitative Solutions LLC (PGIM QS), PGIM Fixed Income, a business unit of PGIM, Inc. (PGIM Fixed Income), and LSV Asset Management (LSV) will remain as subadvisers to the Portfolio and PGIM Limited will remain sub- subadviser to the Portfolio. In addition, the PGIM Investments LLC and AST Investment Services, LLC have agreed to an additional management fee waiver and a management fee expense cap for the Portfolio.

The Manager expects to begin the implementation of the change to the Portfolio's principal investment strategies on or about October 2023 with final completion expected on or about December 11, 2023.

To reflect the changes described above, the SAI relating to the Portfolio is hereby revised as follows, effective, unless otherwise noted, December 11, 2023:

I.Except for the table in Part I of the SAI entitled "Subadvisory Fees Paid by PGIM Investments", all references and information pertaining to PIMCO and William Blair are hereby removed from the SAI.

II.Effective December 1, 2023, the table in Part I of the SAI entitled "Fee Waivers & Expense Limitations" is hereby revised by replacing the information pertaining to the Portfolio with the information set forth below:

Fee Waivers & Expense Limitations
Portfolio	Fee Waiver and/or Expense Limitation
AST Advanced Strategies Portfolio	The Manager has contractually agreed to waive 0.002% of its investment management fee through June 30, 2024. The Manager has also contractually agreed to waive 0.0262% of its investment management fee through June 30, 2024. The
Manager has also contractually agreed to waive 0.062% of its investment management fee through June 30, 2025. In addition, the Manager has contractually agreed to waive a portion of its investment management fee so that the Portfolio's investment management fee does not exceed 0.66% of the Portfolio's average daily net assets through June 30, 2025. These arrangements may not be terminated or modified without the prior approval of the Trust's Board of Trustees. The Manager and the Distributor have also contractually agreed to waive a portion of their investment management fee and distribution fee, respectively, equal to the amount of the management and distribution fee received from other portfolios of the Trust due to the Portfolio's investment in any such portfolios.

III.The table in Part I of the SAI entitled "Portfolio Subadvisers and Fee Rates" is hereby revised by replacing the information pertaining to the Portfolio with the information set forth below:

257SAISUP1

Portfolio Subadvisers and Fee Rates
	Portfolio	Subadviser(s)	Fee Rate*
	AST Advanced Strategies	PGIM QS	For Asset Allocation Services:
	Portfolio		0.075% of average daily net assets
For Quantitative Equity and Overlay Management (including the overlay sleeve):
0.32% of average daily net assets to $1 billion;
0.27% of average daily net assets on next $5 billion;
0.245% of average daily net assets over $6 billion

		PGIM Fixed	For US Fixed Income:
		Income1,2	0.17% of average daily net assets to $750 million;
0.16% of the next $750 million of average daily net assets;
0.14% of average daily net assets over $1.5 billion

		PGIM Real Estate3	0.38% of average daily net assets
		Jennison	0.35% of average daily net assets to $100 million;
0.30% of the next $100 million of average daily net assets;
0.275% of the next $300 million of average daily net assets;
0.25% of the next $2.5 billion of average daily net assets;
0.23% of average daily net assets over $3 billion
		J.P. Morgan	0.20% of average daily net assets to $500 million;
0.18% of the next $500 million of average daily net assets;
0.17% of average daily net assets over $1 billion
		LSV	Under $1.25 billion:
0.450% of average daily net assets to $150 million;
0.425% of average daily net assets over $150 million to $300 million;
0.400% of average daily net assets over $300 million to $450 million;
0.375% of average daily net assets over $450 million to $750 million;
0.350% of average daily net assets over $750 million
Over $1.25 billion:
0.350% on all assets
IV.	The section in Part I of the SAI entitled "Aggregation Notes to Subadviser Fee Rate Table" is hereby revised by replacing the information pertaining to Jennison, J.P. Morgan, PGIM Fixed Income, PGIM Limited, and PGIM QS with the information set forth below and adding the following information pertaining to PGIM Real Estate:

Jennison: For purposes of calculating the advisory fee payable to Jennison, the assets managed by Jennison in the following will be aggregated: (i) AST Academic Strategies Asset Allocation Portfolio; (ii) AST Advanced Strategies Portfolio; (iii) AST Balanced Asset Allocation Portfolio; (iv) AST Capital Growth Asset Allocation Portfolio; (v) AST Preservation Asset Allocation Portfolio; (vi) AST Prudential Growth Allocation Portfolio; and (vii) AST Quantitative Modeling Portfolio.

J.P. Morgan: For purposes of calculating the advisory fee payable to J.P. Morgan, the assets managed by J.P. Morgan in the AST Mid-Cap Growth Portfolio will be aggregated with assets managed by J.P. Morgan in the PSF Mid-Cap Growth Portfolio for the purpose of calculating the subadvisory fee.

For purposes of calculating the advisory fee payable to J.P. Morgan, the assets managed by J.P. Morgan in the following will be aggregated: (i) AST Academic Strategies Asset Allocation Portfolio; (ii) AST Advanced Strategies Portfolio; (iii) AST Balanced Asset Allocation Portfolio; (iv) AST Capital Growth Asset Allocation Portfolio; (v) AST Preservation Asset Allocation Portfolio; and (vi) AST Large-Cap Core Portfolio.

PGIM Fixed Income; PGIM Limited: The assets of the AST Government Money Market Portfolio and the assets of the PSF PGIM Government Money Market Portfolio of The Prudential Series Fund will be aggregated.

The combined average daily net assets of the AST Bond Portfolio 2023, AST Bond Portfolio 2024, AST Bond Portfolio 2025, AST Bond Portfolio 2026, AST Bond Portfolio 2027, AST Bond Portfolio 2028 , AST Bond Portfolio 2029, AST Bond Portfolio 2030, AST Bond Portfolio 2031, AST Bond Portfolio 2032, AST Bond Portfolio 2033, AST Bond Portfolio 2034 and the AST Investment Grade Bond Portfolio will include the assets of future portfolios of the Trust that are subadvised by PGIM Fixed Income pursuant to target maturity or constant duration investment strategies that are used in connection with non-discretionary asset transfers under certain living benefit programs.

For purposes of calculating the advisory fee payable to PGIM Fixed Income, the assets managed by PGIM Fixed Income in the following will be aggregated: (i) AST Academic Strategies Asset Allocation Portfolio; (ii) AST Advanced Strategies Portfolio; (iii) AST Balanced Asset Allocation Portfolio; (iv) AST Capital Growth Asset Allocation Portfolio;

(v)AST Preservation Asset Allocation Portfolio; (vi) AST Prudential Growth Allocation Portfolio; and (vii) AST Quantitative Modeling Portfolio.

PGIM Real Estate: For purposes of calculating the advisory fee payable to PGIM Real Estate, the assets managed by

PGIM Real Estate in the following will be aggregated: (i) AST Academic Strategies Asset Allocation Portfolio; and (ii) AST Advanced Strategies Portfolio.

PGIM QS: For purposes of calculating the advisory fee payable to PGIM QS, not including the asset allocation services, the assets managed by PGIM QS in the following will be aggregated: (i) AST Academic Strategies Asset Allocation Portfolio; (ii) AST Advanced Strategies Portfolio; (iii) AST Balanced Asset Allocation Portfolio; (iv) AST Capital Growth Asset Allocation Portfolio; (v) AST Preservation Asset Allocation Portfolio; (vi) AST Prudential Growth Allocation Portfolio; and (vii) the AST Quantitative Modeling Portfolio.

V.The section in Part I of the SAI entitled "Notes to Subadviser Fee Rate Table" is hereby revised by replacing the information pertaining to PGIM QS with the information set forth below:

PGIM QS : PGIM QS has agreed to a voluntary subadvisory fee waiver agreement (the PGIM QS Waiver) that applies to the following AST Portfolios subadvised by PGIM Quantitative Solutions: AST Academic Strategies Asset Allocation Portfolio (PGIM QS sleeves), AST Advanced Strategies Portfolio (PGIM QS sleeves), AST Balanced Asset Allocation Portfolio (PGIM QS sleeves), AST Capital Growth Asset Allocation Portfolio (PGIM QS sleeves), AST Large-Cap Core Portfolio (PGIM QS sleeves), AST International Equity Portfolio (PGIM QS Sleeve), AST Preservation Asset Allocation Portfolio (PGIM QS sleeves), AST Prudential Growth Allocation Portfolio (PGIM QS sleeves), and AST Quantitative Modeling Portfolio (PGIM QS sleeves) (the Nine Portfolios).

The PGIM QS Waiver discounts PGIM QS' combined annualized subadvisory fees that it receives with respect to the assets it manages in the Seven Portfolios. The size of the fee discount varies depending on the amount of such combined annual subadvisory fees.*

Combined Average Daily Net Assets	Percentage Fee Waiver
For Revenue up to $15 million
Up to $5 million	No Fee Reduction
$5 million to $7.5 million	2.5% Fee Reduction
$7.5 million to $10 million	5% Fee Reduction
$10 million to $12.5 million	7.5% Fee Reduction
$12.5 million to $15 million	12.5% Fee Reduction
When Revenue exceeds $15 million
Over $15 billion	15% Fee Reduction

*This relationship pricing discount will apply only to the managed security selection fee schedules – and not to the asset allocation fees. "Revenue" shall mean the fees for managed security selection.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.